Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Products sales and service revenues
Sales of crude oil	€ 27,401	€ 28,151	€ 25,685
Sales of oil products	21,660	23,741	25,508
Sales of natural gas and LNG	18,522	22,141	26,950
Sales of petrochemical products	2,954	3,920	4,385
Sales of power	6,529	6,318	7,252
Sales of other products	649	518	509
Services	4,436	4,008	3,428
Sales from operations	82,151	88,797	93,717
Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	81,394	88,219	92,905
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	757	578	812
Exploration & Production
Products sales and service revenues
Sales of crude oil	27,394	28,151	25,685
Sales of oil products	4,316	4,058	5,219
Sales of natural gas and LNG	4,899	6,039	5,881
Sales of petrochemical products		253	766
Sales of other products	49	40	44
Services	451	334	366
Sales from operations	37,109	38,875	37,961
Exploration & Production | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	36,694	38,557	37,626
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	415	318	335
Global Gas & LNG Portfolio and Power
Products sales and service revenues
Sales of natural gas and LNG	9,982	12,480	16,638
Sales of power	2,534	2,244	2,420
Sales of other products	2	16	38
Services	584	321	372
Sales from operations	13,102	15,061	19,468
Global Gas & LNG Portfolio and Power | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	12,945	14,963	19,383
Global Gas & LNG Portfolio and Power | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	157	98	85
Refining and Chemicals
Products sales and service revenues
Sales of crude oil	7
Sales of oil products	1,526	1,518	1,847
Sales of natural gas and LNG	1	2
Sales of petrochemical products	2,954	3,667	3,619
Sales of power	1	1
Sales of other products	370	326	305
Services	364	367	417
Sales from operations	5,223	5,881	6,188
Refining and Chemicals | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	5,169	5,844	6,147
Refining and Chemicals | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	54	37	41
Enilive
Products sales and service revenues
Sales of oil products	15,818	18,165	18,442
Sales of other products	88	62	28
Services	431	443	407
Sales from operations	16,337	18,670	18,877
Enilive | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	16,337	18,670	18,645
Enilive | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations			232
Plenitude
Products sales and service revenues
Sales of natural gas and LNG	3,640	3,620	4,431
Sales of power	3,994	4,073	4,832
Sales of other products	77	67	91
Services	2,407	2,364	1,686
Sales from operations	10,118	10,124	11,040
Plenitude | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	10,111	10,124	11,040
Plenitude | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	7
Corporate and Other activities
Products sales and service revenues
Sales of other products	63	7	3
Services	199	179	180
Sales from operations	262	186	183
Corporate and Other activities | Goods/Services transferred in a specific moment at point in time
Products sales and service revenues
Sales from operations	138	61	64
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 124	€ 125	€ 119